Employee retirement benefits and severance payment allowance (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Retirement Benefits [Abstract]
Contributions to mandatory retirement plan	$ 345	$ 149	$ 258
Mandatory severance pay allowance	$ 693	$ 568	$ 444